Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net revenues	$ 40,420	$ 40,114	$ 116,573	$ 129,513	$ 163,987	$ 173,695	$ 110,527
Cost of revenue	29,666	26,018	82,709	87,850	113,465	114,447	73,506
Gross profit	10,754	14,096	33,864	41,663	50,522	59,248	37,021
Operating expenses:
Selling, general and administrative expenses	11,188	8,978	30,145	23,403	31,955	33,854	22,101
Depreciation and amortization	1,746	1,709	5,239	5,254	6,959	6,401	3,878
Change in fair value of contingent consideration obligations		(555)	(2,200)	(6,046)	(6,600)	2,349	(3,799)
Change in fair value of embedded derivative liabilities	(1,884)		(4,406)
Change in fair value of warrant liability	(759)		(759)
Equity-based compensation expense	6,469	55	6,481	180	211	1,689	1,506
Impairment charges		7,565		16,699	16,699	6,639	547
Restructuring (income) expenses	(135)	1,084	(113)	2,559	5,524
Other operating (income) expenses, net	(96)	3,205	1,011	3,704	6,997	3,285	604
Total operating expense	16,529	22,041	35,398	45,753	61,745	54,217	24,837
Income (loss) from operations	(5,775)	(7,945)	(1,534)	(4,090)	(11,223)	5,031	12,184
Interest expense	(4,065)	(4,400)	(12,117)	(12,803)	(17,293)	(13,046)	(3,603)
Other (expense) income	(851)	3,002	(436)	(330)	4,525	(2,654)	(2,309)
Income (loss) before income tax	(10,691)	(9,343)	(14,087)	(17,223)	(23,991)	(10,669)	6,272
Income tax expense					2,341	5,474	2,158
Income tax expense (benefit)	96	1,012	(13)	2,460
Net income (loss)	(10,787)	(10,355)	(14,074)	(19,683)	(26,332)	(16,143)	4,114
Net income (loss) attributable to noncontrolling interests	(188)	(28)	(21)	(127)	(155)	564	(188)
Net income (loss) attributable to the Company	$ (10,599)	$ (10,327)	$ (14,053)	$ (19,556)	$ (26,177)	$ (16,707)	$ 4,302
Loss per share (Note 16):
Basic Class A (in Dollars per share)					$ (54.87)	$ (37.07)	$ 9.84
Diluted Class A (in Dollars per share)					(54.87)	(37.07)	7.8
Basic and Diluted (in Dollars per share)	$ (0.28)	$ (0.3)	$ (0.39)	$ (0.57)	$ (54.87)	$ (37.07)	$ 9.84
Weighted average number of shares:
Basic Class A (in Shares)					439,530	413,192	399,733
Diluted Class A (in Shares)					439,530	413,192	407,255
Basic and Diluted (in Shares)	37,633,267	34,557,480	35,612,677	34,557,480	37,538	37,538	37,538